COLUMBIA FUNDS SERIES TRUST I

Columbia California Tax-Exempt Fund

(the “Fund”)

Supplement dated May 14, 2010

to Prospectuses dated March 1, 2010, as supplemented

Effective June 1, 2010, the Fund will add Barclays Capital California Municipal Bond Index as a secondary benchmark. Accordingly, as of June 1, 2010, the Fund’s Prospectuses are hereby revised as follows:

1)	The first paragraph under the heading “Average Annual Total Return as of December 31, 2009,” in the section of the Prospectuses entitled “Performance Information,” is deleted and replaced in its entirety with the following:

The table compares the Fund’s returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital California Municipal Bond Index and the Lipper California Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital California Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of California. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund’s sole benchmark. The Fund added the Barclays Capital California Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Advisor believes that the Barclays Capital California Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in California and therefore provides an additional useful performance comparison. The Lipper California Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

2)	The following line is added to the table under the heading “Average Annual Total Returns as of December 31, 2009,” in the section of the Prospectuses entitled “Performance Information”:

	1 year	5 years	10 years
Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	12.22%	3.90%	5.58%

Shareholders should retain this Supplement for future reference.

INT-47/51803-0510

COLUMBIA FUNDS SERIES TRUST I

CMG Ultra Short Term Bond Fund

(the “Fund”)

Supplement dated May 14, 2010

to Prospectus dated November 23, 2009, as supplemented

Effective immediately, the Fund’s principal investment strategies have changed to allow the Fund to invest up to 20% of its total assets in dollar-denominated foreign debt securities. Accordingly, the Fund’s Prospectus is revised as follows:

The second-to-last sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced in its entirety with the following:

The Fund may invest up to 20% of total assets in dollar-denominated foreign debt securities.

Shareholders should retain this Supplement for future reference.

INT-47/51323-0510

COLUMBIA FUNDS SERIES TRUST I

Columbia New York Tax-Exempt Fund

(the “Fund”)

Supplement dated May 14, 2010

to Prospectus dated March 1, 2010, as supplemented

Effective June 1, 2010, the Fund will add Barclays Capital New York Municipal Bond Index as a secondary benchmark. Accordingly, as of June 1, 2010, the Fund’s Prospectus is hereby revised as follows:

1)	The first paragraph under the heading “Average Annual Total Return as of December 31, 2009,” in the section of the Prospectus entitled “Performance Information,” is deleted and replaced in its entirety with the following:

The table compares the Fund’s returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital New York Municipal Bond Index and the Lipper New York Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Barclays Capital New York Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of New York. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund’s sole benchmark. The Fund added the Barclays Capital New York Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Advisor believes that the Barclays Capital New York Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in New York and therefore provides an additional useful performance comparison. The Lipper New York Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

2)	The following line is added to the table under the heading “Average Annual Total Returns as of December 31, 2009,” in the section of the Prospectus entitled “Performance Information”:

	1 year	5 years	10 years
Barclays Capital New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	13.02%	4.45%	5.80%

Shareholders should retain this Supplement for future reference.

INT-47/51613-0510